                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Pegasus Investments, Inc.
                 -------------------------------
   Address:      141 Portland St.
                 -------------------------------
                 Suite  #300
                 -------------------------------
                 Boston MA 02114
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    BRIAN M.O. KOPPERL
         -------------------------------
Title:   MANAGING DIRECTOR
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Kopperl                  Boston, MA           3/1/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
ELAN PLC                               RT          G29539148     177   226,600  SH         SOLE              226,600
------------------------------------------------------------------------------------------------------------------------------------
ACCORD NETWORKS LTD                    COM         M01690102     420    42,500  SH         SOLE               42,500
------------------------------------------------------------------------------------------------------------------------------------
GALILEO TECHNOLOGY LTD                 ORD         M47298100     538    40,000  SH         SOLE               40,000
------------------------------------------------------------------------------------------------------------------------------------
ABOUT COM INC                          COM         003736105   1,126    41,801  SH         SOLE               41,801
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AVIS GROUP HLDGS INC                   CL A        053790101   7,805   239,700  SH         SOLE              239,700
------------------------------------------------------------------------------------------------------------------------------------
BANK UTD CORP                          CL A        065412108   8,789   128,900  SH         SOLE              128,900
------------------------------------------------------------------------------------------------------------------------------------
BASIN EXPL INC                         COM         070107107   4,825   189,200  SH         SOLE              189,200
------------------------------------------------------------------------------------------------------------------------------------
BINDLEY WESTN INDS INC                 COM         090324104   6,142   147,784  SH         SOLE              147,784
------------------------------------------------------------------------------------------------------------------------------------



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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
CHEVRON CORPORATION                    COM         166751107   3,540    41,928  SH         SOLE               41,928
------------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                           COM         190441105  12,530   141,877  SH         SOLE              141,877
------------------------------------------------------------------------------------------------------------------------------------
DTE ENERGY CO                          COM         233331107     212     5,457  SH         SOLE                5,457
------------------------------------------------------------------------------------------------------------------------------------
DAIN RAUSCHER CORP                     COM         233856103   1,657    17,500  SH         SOLE               17,500
------------------------------------------------------------------------------------------------------------------------------------
DELHAIZE AMER INC                      CL A        246688105   1,238    70,000  SH         SOLE               70,000
------------------------------------------------------------------------------------------------------------------------------------
ENHANCE FINL SVCS GROUP INC            COM         293310108   3,019   195,539  SH         SOLE              195,539
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP                 COM PAR $0.01      346091705     238     6,448  SH         SOLE                6,448
------------------------------------------------------------------------------------------------------------------------------------
GPU INC                                COM         36225X100   2,503    68,000  SH         SOLE               68,000
------------------------------------------------------------------------------------------------------------------------------------



                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
GASONICS INTL CORP                    COM          367278108     474    25,800  SH         SOLE               25,800
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP                       COM GENL DIV    372917104     249     2,774  SH         SOLE                2,774
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP                   COM GA PAC GRP  373298108     436    14,009  SH         SOLE               14,009
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                 COM             438516106   6,695   141,500  SH         SOLE              141,500
------------------------------------------------------------------------------------------------------------------------------------
IBP INC                            COM             449223106   2,006    75,000  SH         SOLE               75,000
------------------------------------------------------------------------------------------------------------------------------------
IMPERIAL BANCORP                   COM             452556103   7,553   287,739  SH         SOLE              287,739
------------------------------------------------------------------------------------------------------------------------------------
INFINITY BROADCASTING CP NEW       CL A            45662S102   7,300   261,300  SH         SOLE              261,300
------------------------------------------------------------------------------------------------------------------------------------
KEEBLER FOODS CO                   COM             487256109   9,394   226,700  SH         SOLE              226,700
------------------------------------------------------------------------------------------------------------------------------------


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
MCN ENERGY GROUP INC                  COM          55267J100   5,802   209,551  SH         SOLE              209,551
------------------------------------------------------------------------------------------------------------------------------------
M S CARRIERS INC                      COM          553533100   3,363   102,700  SH         SOLE              102,700
------------------------------------------------------------------------------------------------------------------------------------
MORGAN J P & CO INC                   COM          616880100   4,022    24,301  SH         SOLE               24,301
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MORGAN KEEGAN INC                     COM          617410105   1,564    59,000  SH         SOLE               59,000
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MUSICLAND STORES CORP                 COM          62758B109   1,052    85,000  SH         SOLE               85,000
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OLD KENT FINL CORP                    COM          679833103   6,650   152,000  SH         SOLE              152,000
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POWERTEL INC                          COM          73936C109   1,867    30,150  SH         SOLE               30,150
------------------------------------------------------------------------------------------------------------------------------------
R & B FALCON CORP                     COM          74912E101  11,934   520,300  SH         SOLE              520,300
------------------------------------------------------------------------------------------------------------------------------------


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
SILICON VY GROUP INC                  COM          827066101   7,415   257,922  SH         SOLE              257,922
------------------------------------------------------------------------------------------------------------------------------------
SUMMIT BANCORP                        COM          866005101   2,070    54,200  SH         SOLE               54,200
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                        COM          902973106   5,263   180,300  SH         SOLE              180,300
------------------------------------------------------------------------------------------------------------------------------------
UNION CARBIDE CORP                    COM          905581104   9,360   173,936  SH         SOLE              173,936
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VOICESTREAM WIRELESS CORP             COM          928615103   7,909    78,597  SH         SOLE               78,597
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC                   COM          969133107   2,112    45,000  SH         SOLE               45,000
------------------------------------------------------------------------------------------------------------------------------------
GALILEO TECH APR 30                   OPT          M472989P7     600       400       PUT   SOLE                  400
------------------------------------------------------------------------------------------------------------------------------------

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

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            39
                                                           --------------------

Form 13F Information Table Value Total:                    $159,849
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]